Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	Total	SHARES Preferred shares	SHARES Common shares	Contri-buted surplus	Accum-ulated other compre-hensive (loss) income	Deficit	Non-controlling interest
Balance at beginning of period at Dec. 31, 2023	$ 20,557	$ 20,229	$ 3,667	$ 20,859	$ 1,258	$ (42)	$ (5,513)	$ 328
Net earnings	1,061	1,032					1,032	29
Other comprehensive income	446	444				19	425	2
Total comprehensive income	1,507	1,476				19	1,457	31
Other share-based compensation	(31)	(31)		1	(27)		(5)
Repurchase of preferred shares	(76)	(76)	(108)		32
Dividends declared on BCE common and preferred shares	(1,913)	(1,913)					(1,913)
Dividends declared by subsidiaries to non-controlling interest	(42)							(42)
Settlement of cash flow hedges transferred to the cost basis of hedged items	8	8				8
Balance at end of period at Jun. 30, 2024	20,010	19,693	3,559	20,860	1,263	(15)	(5,974)	317
Balance at beginning of period at Dec. 31, 2024	17,360	17,071	3,533	20,860	1,278	(159)	(8,441)	289
Net earnings	1,327	1,290					1,290	37
Other comprehensive income	570	573				422	151	(3)
Total comprehensive income	1,897	1,863				422	1,441	34
Common shares issued under employee stock option plan	633	633		633
Other share-based compensation	13	13			(16)		29
Repurchase of preferred shares	(76)	(76)	(109)		33
Dividends declared on BCE common and preferred shares	(1,414)	(1,414)					(1,414)
Dividends declared by subsidiaries to non-controlling interest	(13)							(13)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(23)	(23)				(23)
Balance at end of period at Jun. 30, 2025	$ 18,377	$ 18,067	$ 3,424	$ 21,493	$ 1,295	$ 240	$ (8,385)	$ 310